INVESTMENTS IN REAL ESTATE SECURITIES - Geographic Distribution of Collateral (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Principal balance	$ 2,186,996	[1]
Non-Agency RMBS
Principal balance	872,866		433,510
Percentage of principal balance	100.00%		100.00%
Non-Agency RMBS | Western US
Principal balance	317,111		151,227
Percentage of principal balance	36.30%		34.90%
Non-Agency RMBS | Southeastern US
Principal balance	198,298		100,636
Percentage of principal balance	22.70%		23.20%
Non-Agency RMBS | Northeastern US
Principal balance	164,481		95,565
Percentage of principal balance	18.90%		22.00%
Non-Agency RMBS | Midwestern US
Principal balance	98,682		43,230
Percentage of principal balance	11.30%		10.00%
Non-Agency RMBS | Southwestern US
Principal balance	51,425		42,852
Percentage of principal balance	5.90%		9.90%
Non-Agency RMBS | Other US Locations
Principal balance	$ 42,869	[2]
Percentage of principal balance	4.90%	[2]

[1]	The total outstanding face amount was $6.6 million for fixed rate securities and $2.2 billion for floating rate securities.
[2]	Represents collateral for which New Residential was unable to obtain geographic information.